CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows (used in) / provided by Operating Activities of Continuing Operations:
Net income	$ 38,642,488	$ 118,560,690	$ 52,270,487
Less: Net loss / (income) from discontinued operations, net of taxes	(17,339,332)	(52,019,765)	541,296
Net income from continuing operations, net of taxes	21,303,156	66,540,925	52,811,783
Adjustments to reconcile net income from Continuing operations to net cash provided by Operating Activities:
Depreciation and amortization	22,076,831	18,535,237	10,528,711
Amortization and write-off of deferred finance charges	888,523	730,513	319,840
Amortization of fair value of acquired time charters	2,242,333	409,538	(1,940,000)
Net gain on sale of vessels	(6,383,858)	0	0
Provision for doubtful accounts	0	0	2,483
Unrealized gains on equity securities	(5,134,013)	0	0
Realized gain on sale of equity securities	(2,636)	(27,450)	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(208,487)	1,415,828	(2,822,472)
Inventories	539,742	(640,665)	(584,206)
Due from/to related parties	(4,518,056)	7,573,712	(100,986,417)
Prepaid expenses and other assets	(86,333)	247,377	(2,053,565)
Other deferred charges	51,138	114,761	(165,899)
Accounts payable	(3,260,521)	3,344,840	3,022,455
Accrued liabilities	(1,894,102)	1,407,618	1,020,416
Deferred revenue	(1,034,987)	(796,014)	3,271,769
Dry-dock costs paid	(2,395,365)	(3,180,671)	(2,696,087)
Net Cash (used in) / provided by Operating Activities from Continuing Operations	22,183,365	95,675,549	(40,271,189)
Cash flow used in Investing Activities of Continuing Operations:
Vessel acquisitions (including time charters attached) and other vessel improvements	(623,283)	(75,553,224)	(234,985,192)
Purchase of equity securities	(72,211,450)	(60,750)	0
Proceeds from sale of equity securities	258,999	88,200	0
Advances for vessel acquisition	0	0	(2,367,455)
Net proceeds from sale of vessels	63,607,430	0	0
Net cash used in Investing Activities from Continuing Operations	(8,968,304)	(75,525,774)	(237,352,647)
Cash flows provided by / (used in) Financing Activities of Continuing Operations:
Gross proceeds from issuance of common shares and warrants	881,827	0	265,307,807
Repurchase of warrants	(941,626)	0	0
Common share issuance expenses	(260,936)	(65,797)	(12,527,747)
Gross proceeds from Series D Preferred Shares	50,000,000	0	0
Series D Preferred Shares issuance expenses	(146,807)	0	0
Dividends paid on Series D Preferred Shares	(479,167)	0	0
Redemption of Series A Preferred Shares	0	0	(14,400,000)
Repayment of related party debt	0	0	(5,000,000)
Proceeds from long-term debt	0	77,500,000	79,190,000
Repayment of long-term debt	(53,864,500)	(24,493,000)	(5,178,500)
Payment of deferred financing costs	(25,178)	(986,209)	(1,471,569)
Proceeds received from Toro Corp. related to Spin-Off	2,694,647	0	0
Net cash provided by/ (used in) Financing Activities from continuing operations	(2,141,740)	51,954,994	305,919,991
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	20,409,041	28,077,502	101,046,516
Net cash (used in) / provided by Investing Activities from discontinued operations	(153,861)	11,788,681	(111,288,060)
Net cash provided by / (used in) Financing Activities from discontinued operations	(62,734,774)	(3,050,000)	15,904,954
Net cash provided by / (used in) discontinued operations	(42,479,594)	36,816,183	5,663,410
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(31,406,273)	108,920,952	33,959,565
Cash, cash equivalents and restricted cash at the beginning of the period	152,307,420	43,386,468	9,426,903
Cash, cash equivalents and restricted cash at the end of the period	120,901,147	152,307,420	43,386,468
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	111,383,645	142,373,151	37,173,736
Restricted cash, current	2,327,502	1,684,269	2,382,732
Restricted cash, non-current	7,190,000	8,250,000	3,830,000
Cash, cash equivalents and restricted cash at the end of the period	120,901,147	152,307,420	43,386,468
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	10,153,448	5,669,627	1,922,726
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	34,000	34,000	99,797
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	0	204,763	1,125,127
Unpaid advances for vessel acquisitions (included in Accounts payable and Accrued Liabilities)	0	0	710
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	0	1,277,568	1,113,547
Unpaid deferred financing costs	0	25,178	3,980
Dividend declared but unpaid	541,666	0	0
Deemed dividend on Series D Preferred Shares	196,296	0	0
Deemed dividend on warrants repurchase	444,885	0	0
Net assets of Toro (discontinued operations)	$ 37,919,432	$ 0	$ 0